[redacted]

05071614

For Internal Use Only
SEC File No. 91-

91-567

Submit 1 Original
And 9 Copies

OMB Approval No.: 3235-0504
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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 0 2005
DIVISION OF MARKET REGULATION

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end management investment company.

3. Class of New Derivative Securities Product:
   Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
PowerShares Dynamic Retail Portfolio	Dynamic Retail Intellidex(SM)
PowerShares Dynamic Building & Construction	Dynamic Building & Construction Intellidex(SM)
PowerShares Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production Intellidex(SM)
PowerShares Dynamic Insurance Portfolio	Dynamic Insurance Intellidex(SM)
PowerShares Lux Nanotech Portfolio	Lux Nanotech Index(TM)
PowerShares Dynamic Oil Services Portfolio	Dynamic Oil Services Intellidex(SM)
PowerShares Dynamic Utilites Portfolio	Dynamic Utilities Intellidex(SM)
PowerShares Dynamic Aerospace & Defense	SPADE(TM) Defense

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
   Broad-Based.

5. Ticker Symbol(s) of New Derivative Product:

PowerShares Dynamic Retail Portfolio	PMR
PowerShares Dynamic Building & Construction	PKB
PowerShares Dynamic Energy Exploration & Production Portfolio	PXE
PowerShares Dynamic Insurance Portfolio	PIC
PowerShares Lux Nanotech Portfolio	PXN
PowerShares Dynamic Oil Services Portfolio	PXJ
PowerShares Dynamic Utilites Portfolio	PUI
PowerShares Dynamic Aerospace & Defense	PPA

PROCESSED
NOV 17 2005
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   For all funds the underlying instruments trade on the American Stock Exchange, New York Stock Exchange and Nasdaq Stock Market. In addition, the Lux Nanotech Index includes securities traded on the Nasdaq Capital Market (f.k.a. Nasdaq Small Cap Market as indicated in the prospectus).

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 1, 2005

8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.	
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.	
Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: Dennis J. Meekins	
Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date: 10/28/05	

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

NOV 01 2005

DIVISION OF MARKET REGULATION

October 28, 2005

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	Ticker
PowerShares Dynamic Retail Portfolio	PMR
PowerShares Dynamic Building & Construction	PKB
PowerShares Dynamic Energy Exploration & Production Portfolio	PXE
PowerShares Dynamic Insurance Portfolio	PIC
PowerShares Lux Nanotech Portfolio	PXN
PowerShares Dynamic Oil Services Portfolio	PXJ
PowerShares Dynamic Utilites Portfolio	PUI
PowerShares Dynamic Aerospace & Defense	PPA

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 1, 2005